Stockholders' Equity	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
Stockholders' Equity
7. Stockholders’ Equity
Adoption of Stockholder Rights Plan
On March 31, 2023, the Company’s board of directors unanimously adopted a limited duration stockholder rights plan (the “Rights Plan”) which expires at the close of business on March 30, 2024.

Pursuant to the Rights Plan, the Company declared a dividend distribution of one preferred stock purchase right for each outstanding share of the Company’s common stock to stockholders of record as of the close of business on April 11, 2023 (the “Record Date”). In addition, one right will automatically attach to each share of common stock issued between the Record Date and the earlier of the distribution date and the expiration date of the rights. Each right entitles the registered holder thereof to purchase from the Company a unit consisting of one ten-thousandth
of a share (a “Unit”) of Series A Junior Participating Cumulative Preferred Stock, par value $0.001 per share, of the Company at a cash exercise price of $3.75 per Unit, subject to adjustment, under certain conditions specified in the Rights Plan.
The rights will become exercisable if an entity, person or group acquires beneficial ownership of 10% or more of the Company’s outstanding common stock. In the event that the rights become exercisable due to the triggering ownership threshold being crossed, each right will entitle its holder (other than the person, entity or group triggering the Rights Plan, whose rights will become void and will not be exercisable) to receive shares of common stock having a market value equal to two times the exercise price of the right. In the event of a merger or similar change of control of the Company, each right will entitle its holder (other than the person, entity or group triggering the Rights Plan, whose rights will become void and will not be exercisable) to receive shares of common stock of the acquiring company having a market value equal to two times the exercise price of the right.
Under the Rights Plan, any person, entity or group that currently owns more than the triggering percentage may continue to own its shares of common stock but may not acquire any additional shares of common stock or form a group with another owner of common stock, without triggering the Rights Plan.
In connection with the adoption of the Rights Plan, the Company’s board of directors approved a Certificate of Designations of Series A Junior Participating Cumulative Preferred Stock which designates the rights, preferences and privileges of 15,000 shares of preferred stock. The Certificate of Designations was filed with the Secretary of State of Delaware and became effective on March 31, 2023.
On May 2, 2023, the Company’s board of directors approved an amendment No. 1 to the Rights Plan (the “Amendment No. 1”), effective as of May 2, 2023. Amendment No. 1 prevents the approval, execution, delivery or performance of the Merger Agreement, or the consummation prior to the termination of the Merger Agreement of the Merger or any of the other transactions contemplated by the Merger Agreement in accordance with its terms, from, among other things, (i) resulting in a Stock Acquisition Date or Distribution Date (each as defined in the Rights Plan) or permitting the rights to be exercised or exchanged, (ii) constitut in
g a Section 11(a)(ii) Event or a Section 13 Event (each as defined in the Rights Plan) and (iii) causing the Company, the wholly-owned subsidiary of the Company in the Merger, or their respective affiliates to be deemed an Acquiring Person (as defined in the Rights Plan) for any purpose under the Rights Plan.